Restricted Cash, Deposits and Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of Restricted cash deposits and marketable securities [Abstract]
Schedule of Restricted Cash, Deposits and Marketable Securities

	June 30,	December 31,
	2021	2020
	€ in thousands
	Unaudited	Audited
Marketable securities (1)	-	1,761
Short-term restricted cash (2)	4,216	-
Short-term deposits (3)	-	8,113
Long-term restricted non-interest bearing bank deposits (2)	617	2,138
Restricted cash, long-term bank deposits (2)	5,406	7,793
Long-term restricted cash and deposits	6,023	9,931

1.
The Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float. The Company sold all of its Marketable securities in 2021.

2.	Bank deposits used to secure obligations under loan agreements.
3.	Bank deposits with annual interest rate as of December 31, 2020 of 0.27%.